                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                              ------------------------------

Check here if Amendment  [ ];           Amendment Number:
           This Amendment (Check only one.):     [ ]  is a restatement.
                                                 [ ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      MGA Holdings, L.L.C.
           ---------------------------------------------------------------------
Address:   1125 South 103rd Street, Suite 250
           ---------------------------------------------------------------------
           Omaha, Nebraska
           ---------------------------------------------------------------------
           68124
           ---------------------------------------------------------------------

Form 13F File Number:   28-   10990
                            ---------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrea McMahon
        ------------------------------------------------------------------------
Title:  Treasurer
        ------------------------------------------------------------------------
Phone:  (402) 393-1300
        ------------------------------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Andrea McMahon                  Omaha, Nebraska            11/7/07
    --------------------------------     ------------------------     ----------
             [Signature]                      [City, State]              [Date]

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          Form 13F File Number             Name

          28-   10977                      McCarthy Group Advisors, L.L.C.
              ------------------          --------------------------------------
          [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        -0-
                                          ------------------------------

Form 13F Information Table Entry Total:   -0-
                                          ------------------------------

Form 13F Information Table Value Total:   $-0-
                                          ------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.            Form 13F File Number       Name

          NONE           28-
          -------             ----------------      ----------------------------
          [Repeat as necessary.]

McCarthy Group Advisors, L.L.C.
FORM 13F
30-Sep-07

                                                                                               Voting Authority
                                  Title
                                  of                 Value        Shares/ Sh/   Put/  Invstmt  Other
Name of Issuer                    class  CUSIP       (x$1000)     Prn Amt Prn   Call  Dscretn  Managers   Sole    Shared     None

Abbott Laboratories               COM    002824100      3569        66567 SH          Defined              65867               700
Acxiom Corp                       COM    005125109      1896        95818 SH          Defined              92093              3725
Aerovironment, Inc.               COM    008073108       220         9560 SH          Defined               9560
Alltel Corp                       COM    020039103       586         8410 SH          Defined               8410
Altair Nanotechnologies, Inc.     COM    021373105        87        26480 SH          Defined              26480
American Dental Partners          COM    025353103      1623        57944 SH          Defined              57944
American Equity Invt Life         COM    025676206      1425       133835 SH          Defined             133160               675
American Express Co               COM    025816109      8545       143935 SH          Defined             136725              7210
Amer Intl Group Inc               COM    026874107      6975       103098 SH          Defined              99183              3915
American States Water Co.         COM    029899101       827        21205 SH          Defined              21205
Anadarko Petroleum                COM    032511107       290         5400 SH          Defined               5400
Apache Corp.                      COM    037411105      1976        21940 SH          Defined              21760               180
Aspen Technology, Inc.            COM    045327103       764        53320 SH          Defined              53320
Atwood Oceanics Inc               COM    050095108       310         4055 SH          Defined               4055
Automatic Data Process            COM    053015103      4511        98205 SH          Defined              97305               900
Bank of America Corp              COM    060505104       583        11600 SH          Defined              11600
Berkshire Hathaway, Inc. Cl A     COM    084670108       711            6 SH          Defined                  6
Berkshire Hathaway Inc Cl B       COM    084670207     11643         2946 SH          Defined               2758               188
Brightpoint, Inc.                 COM    109473405       219        14580 SH          Defined              14580
Bronco Drilling Co Inc            COM    112211107       226        15301 SH          Defined              15301
CVS/Caremark Corp.                COM    126650100      6999       176607 SH          Defined             168879              7728
Ceradyne, Inc.                    COM    156710105       209         2760 SH          Defined               2760
Chesapeake Energy Corp            COM    165167107      4777       135470 SH          Defined             128220              7250
ChevronTexaco Corp                COM    166764100       224         2395 SH          Defined               2395
Citigroup Inc                     COM    172967101      1883        40350 SH          Defined              40350
Coca-Cola Co                      COM    191216100      1473        25635 SH          Defined              21982              3653
Computer Programs & Systems       COM    205306103      2359        89503 SH          Defined              87217              2286
Convergys Corp                    COM    212485106       661        38100 SH          Defined              38100
DuPont (EI) De Nemours            COM    263534109       396         8000 SH          Defined               8000
Ebay Inc                          COM    278642103      1698        43515 SH          Defined              43515
Emerson Electric Co               COM    291011104      7506       141030 SH          Defined             134680              6350
Esterline Technologies            COM    297425100       223         3910 SH          Defined               3910
Fair Isaac & Co Inc               COM    303250104      3253        90087 SH          Defined              87377              2710
Fastenal Co                       COM    311900104      8474       186619 SH          Defined             178079              8540
Freddie Mac                       COM    313400301       260         4407 SH          Defined               4020               387
Federated Investors Inc Pa CL     COM    314211103      1667        42000 SH          Defined              38430              3570
Forward Air Corporation           COM    349853101      1420        47675 SH          Defined              47025               650
Genl Electric Co                  COM    369604103       230         5565 SH          Defined               5565
Gentex Corp                       COM    371901109       340        15850 SH          Defined              15850
Gevity HR Inc                     COM    374393106      2526       246437 SH          Defined             236700              9737
Grey Wolf, Inc.                   COM    397888108       218        33300 SH          Defined              33300
Haemonetics Corporation           COM    405024100      1789        36210 SH          Defined              36210
Hanover Insurance Group, Inc.     COM    410867105      1467        33192 SH          Defined              31632              1560
Health Mgmt Assoc Inc CL A        COM    421933102       147        21160 SH          Defined              21160
Henry Jack & Assoc Inc            COM    426281101      2393        92555 SH          Defined              86245              6310
Hercules Offshore Inc             COM    427093109       682        26129 SH          Defined              26129
Hilb, Rogal & Hobbs, Inc.         COM    431294107      1347        31080 SH          Defined              31080
Horace Mann Educators             COM    440327104      2524       128050 SH          Defined             124367              3683
Intervoice, Inc.                  COM    461142101       121        12900 SH          Defined              12900
Intuit, Inc.                      COM    461202103       333        11006 SH          Defined               7318              3688
iShares Lehman Treas Inflation    COM    464287176       526         5159 SH          Defined               2799              2360
iShares Lehman Aggregate Bond     COM    464287226      1962        19618 SH          Defined              15859              3759
iShares Lehman 1-3 Year Treasu    COM    464287457      2190        26947 SH          Defined              19400              7547
IShares Russell 1000 Value        COM    464287598      3451        40150 SH          Defined              40150
iShares Russell 2000 Index        COM    464287655      1185        14800 SH          Defined              14800
Ishares S & P Small Cap 600       COM    464287804       523         7500 SH          Defined               7500
Jackson Hewitt Tax Service        COM    468202106      1354        48409 SH          Defined              46978              1431
Johnson & Johnson                 COM    478160104      9221       140354 SH          Defined             132580              7774
Johnson Controls                  COM    478366107       446         3780 SH          Defined               3780
Kaydon Corp.                      COM    486587108      2437        46868 SH          Defined              46303               565
L-3 Communications Hldgs          COM    502424104       449         4400 SH          Defined               4400
Lancaster Colony Corp             COM    513847103      2168        56789 SH          Defined              56789
Leggett & Platt                   COM    524660107      2036       106272 SH          Defined             106272
Lincoln Nat'l Corp Ind            COM    534187109       439         6650 SH          Defined               6650
Macrovision Corp                  COM    555904101      1023        41527 SH          Defined              41527
Mediware Information System In    COM    584946107        82        12504 SH          Defined              12504
Microsoft Corp                    COM    594918104      8023       272344 SH          Defined             260978             11366
Moodys Corp                       COM    615369105      6078       120598 SH          Defined             113602              6996
Mueller Wtr Prods Inc Com Ser     COM    624758207      2778       252520 SH          Defined             237630             14890
Newfield Exploration Cos          COM    651290108       676        14030 SH          Defined              11699              2331

Newpark Resources Inc             COM    651718504        72        13487 SH          Defined              13487
Nu Horizons Electronics Corp.     COM    669908105       155        16388 SH          Defined              16388
Old Republic Int'l Corp           COM    680223104      1799        95982 SH          Defined              95905                77
Omnicare Inc                      COM    681904108      3112        93935 SH          Defined              93240               695
Packeteer Inc.                    COM    695210104      1627       214100 SH          Defined             214100
Palomar Medical Technologies,     COM    697529303      2270        79665 SH          Defined              76590              3075
Pentair Inc                       COM    709631105      2427        73135 SH          Defined              71735              1400
Pepsico Inc                       COM    713448108      7652       104446 SH          Defined             100933              3513
Perini Corp                       COM    713839108       210         3750 SH          Defined               3750
Pfizer Inc                        COM    717081103      2471       101163 SH          Defined              95064              6099
Physicians Form Hldgs             COM    719427106       223        19050 SH          Defined              19050
Pioneer Drilling Co               COM    723655106       433        35577 SH          Defined              35577
Procter & Gamble Co               COM    742718109      8635       122760 SH          Defined             117840              4920
Protective Life Corp.             COM    743674103       327         7700 SH          Defined               7700
Rait Financial Trust              COM    749227104       792        96257 SH          Defined              93907              2350
RPC, Inc.                         COM    749660106      3336       234767 SH          Defined             222662             12105
Redwood Trust, Inc.               COM    758075402      3397       102256 SH          Defined              98685              3571
Regis Corp Minn                   COM    758932107       612        19183 SH          Defined              19183
Republic Services Inc             COM    760759100       436        13325 SH          Defined              11420              1905
Ritchie Bros Auction              COM    767744105       208         3200 SH          Defined               2400               800
St Joe Co                         COM    790148100      3617       107630 SH          Defined             102315              5315
Schering Plough Corp              COM    806605101      2497        78941 SH          Defined              74651              4290
Scotts Miracle-Gro Co. Class A    COM    810186106       650        15198 SH          Defined              11220              3978
Sonus Networks Inc                COM    835916107        91        14900 SH          Defined              14900
Spectra Energy Corp.              COM    847560109       772        31542 SH          Defined              30965               577
Stamps Com Inc                    COM    852857200      1200       100278 SH          Defined             100278
Standard Motor Products, Inc.     COM    853666105       188        19970 SH          Defined              19970
Sycamore Networks Inc             COM    871206108        45        11160 SH          Defined              11160
Tech Data Corp                    COM    878237106       204         5080 SH          Defined               5080
Terex Corp New Com                COM    880779103       237         2660 SH          Defined               2660
Toro Co                           COM    891092108      2067        35129 SH          Defined              35129
Triad Guaranty Inc.               COM    895925105      1425        75122 SH          Defined              74372               750
Universal Forest Products         COM    913543104       755        25250 SH          Defined              25250
Wabash National Corp              COM    929566107       946        83820 SH          Defined              83820
Wabtec Corp                       COM    929740108      3113        83105 SH          Defined              83105
Wash Mutual Inc                   COM    939322103      2805        79445 SH          Defined              73805              5640
Wells Fargo Corporation           COM    949746101      1340        37620 SH          Defined              37470               150
Western Union Co.                 COM    959802109      9754       465122 SH          Defined             443502             21620
Whiting Petroleum Corp            COM    966387102       409         9200 SH          Defined               9200
Wiley John & Sons Inc Cl A        COM    968223206      1323        29455 SH          Defined              29455
Wm. Wrigley Jr.                   COM    982526105      8236       128234 SH          Defined             118679              9555
Yahoo Inc                         COM    984332106      3997       148905 SH          Defined             143825              5080
Dun & Bradstreet Corporation      COM    26483E100      4631        46966 SH          Defined              44631              2335
Comsys IT Partners Inc            COM    20581e104       962        57213 SH          Defined              57213
AmerisourceBergen Corp            COM    03073e105      1296        28580 SH          Defined              25388              3192
Actuant Corp Cl A New             COM    00508x203      2653        40840 SH          Defined              40535               305
Agilysys, Inc.                    COM    00847j105       188        11140 SH          Defined              11140
Avid Technology Inc.              COM    05367p100      1463        54025 SH          Defined              54025
Cadence Financial Corp.           COM    12738a101      1395        79266 SH          Defined              79266
Cardinal Health Inc               COM    14149Y108      3916        62630 SH          Defined              62130               500
Centene Corp                      COM    15135b101       258        12000 SH          Defined              12000
Chart Industries Inc              COM    16115q308      2203        68497 SH          Defined              68497
Compass Minerals International    COM    20451n101      6746       198168 SH          Defined             190098              8070
ConocoPhillips                    COM    20825c104      7527        85758 SH          Defined              82474              3284
Devon Energy Corporation          COM    25179M103      7624        91634 SH          Defined              87959              3675
Duke Energy                       COM    26441c105       564        30186 SH          Defined              29032              1154
Efj, Inc.                         COM    26843b101        58        10000 SH          Defined              10000
Eagle Materials, Inc.             COM    26969p108      2229        62378 SH          Defined              61718               660
Encore Acquisition Co             COM    29255w100       252         7972 SH          Defined               7972
Exxon Mobil Corp.                 COM    30231G102      3252        35131 SH          Defined              34331               800
FEI Company                       CONV   30241LAB5       129       130000 PRN         Defined              70000             60000
Firstservice Corp                 COM    33761n109      2734        87964 SH          Defined              86464              1500
Headwaters Inc                    COM    42210p102      1379        92651 SH          Defined              92651
Hewitt Associates Inc Class A     COM    42822Q100       213         6079 SH          Defined               5314               765
International Coal Group, Inc.    COM    45928h106       136        30540 SH          Defined              30540
J P Morgan Chase & Co             COM    46625h100       493        10749 SH          Defined              10089               660
KKR Financial Holdings, Inc.      COM    48248a306       197        11692 SH          Defined              11692
Laboratory Corporation Of Amer    COM    50540r409      3571        45652 SH          Defined              42690              2962
Liberty Media Capital - A         COM    53071m302       213         1707 SH          Defined                961               746
Life Partners Holdings            COM    53215T106       210         6250 SH          Defined               6250
McKesson HBOC Inc                 COM    58155q103       209         3560 SH          Defined               3560
Medifast, Inc.                    COM    58470h101       141        25220 SH          Defined              25220
Meritage Homes Corp               COM    59001a102     14120      1000000 SH          Defined            1000000
Molina Healthcare Inc             COM    60855r100       254         7000 SH          Defined               7000
Moneygram Intl Inc                COM    60935y109      1629        72116 SH          Defined              67386              4730
NIC, Inc.                         COM    62914b100       156        22407 SH          Defined              22407
National Finl Ptnrs CP            COM    63607p208       265         5000 SH          Defined               5000
Neuberger Berman Intermediate     COM    64124p101       267    20278.978 SH          Defined          20278.978
Newstar Financial, Inc.           COM    65251f105       239        21224 SH          Defined              21224
Odyssey Healthcare Inc            COM    67611v101       905        94137 SH          Defined              92219              1918

Pacific Premier Bncrp             COM    69478x105       139        13155 SH          Defined              13155
Polyone Corp.                     COM    73179p106        82        11000 SH          Defined              11000
Pool Corp.                        COM    73278l105      1330        53250 SH          Defined              52475               775
Standard & Poor's 500 Deposito    COM    78462f103      1488         9749 SH          Defined               9749
Sealed Air Corp                   COM    81211K100      2050        80205 SH          Defined              78805              1400
Superior Well Services Inc        COM    86837x105      1182        52010 SH          Defined              52010
Tetra Technologies Inc.           COM    88162f105      1547        73170 SH          Defined              73170
3M Company                        COM    88579y101      7542        80599 SH          Defined              76179              4420
U.S. Auto Parts Network, Inc.     COM    90343c100       125        14359 SH          Defined              14359
Union Drilling, Inc.              COM    90653p105       273        18757 SH          Defined              18757
United Health Group Inc           COM    91324P102      7582       156552 SH          Defined             150800              5752
Valeant Pharmaceutical Interna    COM    91911x104      4139       267389 SH          Defined             252319             15070
Viacom Inc B                      COM    92553p201       629        16135 SH          Defined              15635               500
Visicu Inc                        COM    92831L204       109        14360 SH          Defined              14360
WellPoint Inc                     COM    94973v107       314         3980 SH          Defined               3980
Wesco Intl Inc                    COM    95082P105      5548       129195 SH          Defined             127895              1300
Windstream Corp.                  COM    97381w104       243        17222 SH          Defined              14197              3025
Argo Group International Holdi    COM    g0464b107      2319        53303 SH          Defined              51915              1388
Covidien Ltd.                     COM    G2552X108      4615       111209 SH          Defined             106487              4722
Montpelier Re Holdings Ltd        COM    G62185106      2332       131730 SH          Defined             131730
Tyco Intl Ltd                     COM    G9143X208      1424        32119 SH          Defined              29046              3073
Tyco Electronics Ltd.             COM    G9144P105      1214        34259 SH          Defined              31186              3073
White Mountains Insurance         COM    G9618e107       222          427 SH          Defined                427
Excel Maritime Carrier            COM    v3267n107       233         4180 SH          Defined               4180
DryShips, Inc.                    COM    y2109q101       222         2440 SH          Defined               2440
Navios Maritime Holdings, Inc.    COM    y62196103       152        11580 SH          Defined              11580
REPORT SUMMARY                    176 DATA RECORDS    359231                 1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED